
LABRADOR MUTUAL FUND
STATEMENT OF NET ASSETS

As of  June 30, 2000 (Unaudited)

                                      Number     Market

                                     of Shares    Value

Common Stocks - 98.9%

Banks -  0.7%

Firstar Corp.                            200    $ 4,200
Wells Fargo  & Company                   200      7,812

Computers Hardware - 11.0%

Hewlett-Packard Company                1,000    124,312
Juniper Hetworks, Inc. *                 400     58,225

Computers Systems - 29.2%

Cisco Systems Inc.*                    2,400    152,550
International Business Machine           700     76,694
Sun Microsystems*                      2,800    254,800

Drugs  & Healthcare - 17.7%

Johnson & Johnson                        400     40,000
Medimmune, Inc. *                      1,200     88,800
Medtronic, Inc.                        1,600     79,700
Merck & Company Inc.                     600     45,525
Schering-Plough Corporation              800     40,250

Electric Equipment - 1.7%

Agilent Technologies Inc. *              381     29,028

Financial Services - 1.7%

CMGI, Inc.                               600     27,488

Food & Beverage - 1.3%

Coca Cola                                300     17,175
Congra, Inc.                             200      3,813

Insurance - 3.5%

American International Group Inc.        500     58,875

Machinery & Medal Processing - 0.7%
Illinois Tool Works                      200     11,400

Marketing Service - 4.3%

Omicom Group Inc.                        800     71,200
                                      Number       Market
                                     of Shares    Value

Other Consumer Goods - 6.2%

General Electric Company               1,200  $  61,200
Gillette Company                         400     13,700
Proctor & Gamble Company                 300     16,800
Xerox Corporation                        600     12,000

Other Financials -3.2%

Automatic Data Processing, Inc.        1,000     53,561

Pharmaceutical - 4.5%

Abbot Laboratories                       600     26,475
Pfizer, Inc.                           1,000     47,500

Retail - 1.3%

Walgreen Company                         700     22,269

Semiconductors-Electric - 6.4%

Intel Corporation                        800    106,950

Software Products - 1.4%

Microsoft Corp. *                        300     24,000

Telecommunications - 3.9%

Lucent Technology                      1,100     64,350
                                                 -------

Total Common Stocks

     (Cost $1,006,943)                        1,640,652
                                              ---------

Money Market - 1.6%
-------------------
Firstar Treasury Fund 5.44% (a)
     (Cost $26,916)                              26,916
                                               --------
Total Investments - 100.5%

     (Cost $1,033,859)                        1,667,568

Other Assets and Liabilities, Net - (0.5)%       (8,419)
------------------------------------------       -------
Net Assets - 100%                            $1,659,149
                                             ==========


*Non-income producing security.

(a)      Variable rate security; the coupon rate shown represents the rate at June 30, 2000.

The accompanying notes are an integral part of these financial statements.


LABRADOR MUTUAL  FUND
STATEMENT OF ASSETS AND LIABILITIES
As of  June 30, 2000 (Unaudited)

ASSETS:

     Investments, at market value (cost $1,033,859) ..........       $ 1,667,568
     Receivables:
           Dividends .........................................               852

      ...................................Interest                             63
      ....Expense Reimbursement by Manager..................              13,137
        Other assets..........................................               500
                                                                   -------------
        Total assets .........................................         1,682,120

LIABILITIES:

     Accrued 12B-1 Fees .....................................                618
     Accrued Administration Fees ............................              7,137
     Accrued Auditing Fees ..................................              1,876
     Accrued Custodian Fees .................................                872
     Accrued Fund Accounting Fees ...........................              2,284
     Accrued Insurance ......................................              3,459
     Accrued Legal Fees .....................................                802
     Accrued Advisor Fees ...................................              2,367
     Acrued Transfer Agent Fees ..............................             3,556
                                                                         --------
      ........................Total liabilities                           22,971
                                                                          ------

NET ASSETS ...................................................      $  1,659,149
                                                                      ==========

Net assets consist of:
     Paid-in capital .........................................         1,115,985
     Accumulated undistributed net realized loss on investments          (90,545)
     Net unrealized appreciation on
      .......................................     investments            633,709

Net assets ...................................................      $  1,659,149
                                                                      ==========

Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized).............................           112,288

Net asset value, offering
     and redemption, price per share .........................           $ 14.78



The accompanying notes are an integral part of these financial statements.


LABRADOR MUTUAL FUND
STATEMENT OF OPERATIONS

For the six months ended June 30, 2000 (Unaudited)


INVESTMENT INCOME:
     Interest ................................................             $ 543
     Dividends ...............................................             3,989
                                                                           -----
          Total investment income ............................             4,532

EXPENSES:

     12B-1 Expense ..........................................              2,028
     Administration Expense .................................              2,118
     Auditing Expense .......................................                377
     Custodian Expense ......................................              2,420
     Fund Accounting Expense ................................              9,075
     Insurance Expense.......................................              1,159
     Legal Expense ..........................................                252
     Management Expense .....................................             12,169
     Postage Expense.........................................                 50
     Pricing Expense ........................................                756
     Report Printing Expense.................................                403
     Miscellaneous Expense ..................................                125
     Transfer Agent Expense ..................................             7,560
                                                                         -------
      ....................................     Total expenses             38,492
                                                                          ------

Less:  Expense reimbursement from Manager................................(19,243)
                                                                         --------
          Total net expenses..........................................    19,249

NET INVESTMENT LOSS  .........................................           (14,717)
                                                                       ----------

REALIZED AND UNREALIZED GAIN
      .........................................ON INVESTMENTS:
     Net realized change in investment........................           (17,258)
     Net change in unrealized
          appreciation on investments ........................            77,337
                                                                         -------
     Net gain on investments .................................            60,079
                                                                         -------

INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...............................           $45,362
                                                                        ========




 The accompanying notes are an integral part of these financial statements.


LABRADOR MUTUAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Six  months                 Year
                                                                            Ended                    Ended
                                                                        June 30, 2000            December 31,
                                                                          (Unaudited)                1999
                                                                          ----------                 ----
INCREASE IN NET ASSETS
Operations:
     Net investment  loss.....................................             $(14,717)               $(23,088)
     Net change in realized appreciation on investments.......              (17,258)                (33,042)
     Net change in unrealized appreciation on investments................    77,337                 364,115
                                                                          -----------               -------
     Increase in net assets from operations ..................               45,362                 307,985
                                                                          -----------               -------

Capital share transactions:
     Proceeds from shares sold ............                                  24,967                  40,114
     Cost of shares repurchased...............................              (38,000)                (68,500)
                                                                           ----------            ------------
     Net decrease in net assets from
          capital share transactions .........................              (13,033)                (28,386)
                                                                           ---------             ------------
TOTAL INCREASE IN NET ASSETS .................................               32,329                 279,599
                                                                           ---------              -----------

NET ASSETS:
     Beginning of period .....................................            1,626,820               1,347,221
     End of period (including accumulated net investment loss
     of $14, 717 for the period ended June 30, 2000)..........          $ 1,659,149             $1,1626,820
                                                                          =========              ==========

OTHER INFORMATION:
Share transactions:
     Sold ....................................................                1,783                   3,313
     Repurchased .............................................               (2,596)                 (5,237)
                                                                             -------                 -------

NET DECREASE  IN SHARES OUTSTANDING ..........................                 (813)                 (1,924)
                                                                              =======                =======





The accompanying notes are an integral part of these financial statements.


LABRADOR MUTUAL FUND
FINANCIAL HIGHLIGHTS

                                                                            Six
                                                                           Months
                                                                           Ended                  Year          Period
                                                                          June 30,               Ended          Ended
                                                                            2000                 Dec.31,        Dec.31,

                                                                         (Unaudited)             1999           1998(a)
                                                                         -----------             ----           -------

PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period..........................            $14.38                 $11.71         $10.00
Loss from investment operations:..............................
     Net investment income loss..............................              (0.13)                (0.20)
(0.02)

     Net realized and unrealized
          gain on investments................................               0.53                  2.87            1.73
                                                                                                  ----            ----
     Total from investment operations                                       0.40                  2.67            1.71

Net asset value, end of period ...............................           $ 14.78               $ 14.38          $11.71
                                                                           =====                 =====           =====

TOTAL RETURN.................................................               2.78%                26.70%          17.10%(c)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period ...............................         $1,659,149            $1,626,820        $1,347,221
     Ratio of expenses to average net assets:

       Before reimbursement of expenses by Manager...........              4.80%(b)               5.33%           5.78% (b)
       After reimbursement of expenses by Manager ............             2.40%(b)               2.40%           2.40% (b)

     Ratio of net investment income to average net assets:

       Before reimbursement of expenses by Manager ...........           (4.23)%(b)             (4.55)%          (4.80)%(b)
       After reimbursement of expenses by Manager ............           (1.83)%(b)             (1.59)%          (0.81)%(b)

     Portfolio turnover ......................................           33.04%                  9.56%            0.00%

(a) For the period September 24, 1998 (inception date of fund) to December 31,1998.

(b) Annualized.
(c) For the period ended December 31, 1998 total return was revised to reflect actual total return.




NOTES TO FINANCIAL STATEMENTS
-----------------------------
(Unaudited)

Note 1 - General

The Labrador Mutual Fund, (the "Trust") which has a similarly named portfolio called the Labrador Mutual Fund ("the Fund") is a mutual fund that invests principally in securities of companies which, in the opinion of the Fund's management, conduct their business in a socially responsible manner. Capital growth and current income are the primary and secondary investment objectives. Investment advisory and management services are provided to the Fund by Labrador Investment Advisers, Inc., (the "Manager").

Note 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

         A) Security Valuations

Shares of the Fund are sold on a continuous basis. Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Fund's Board of Trustees. The Fund's net asset value per share is determined by dividing the sum of the market value of all securities and all other assets of the Fund, less liabilities of the Fund, by the total number of the Fund's shares outstanding.

         B) Securities Transactions and Investment Income

Securities transactions are recorded on a trade basis. The cost of securities sold is determined using the first-in-first-out method. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

         C) Dividends and Distributions to Shareholders

The Fund ordinarily pays dividends from its net investment income and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. Dividends are automatically reinvested in additional Fund shares at net asset value, unless the shareholder has elected to receive payment in cash. All expenses are accrued daily and deducted before declaration of dividends to investors. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs, such gains will not be distributed.

         D) Federal Income Taxes

The Fund has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code so long as such qualification is in the best interest of its shareholders. Such qualifications relevies the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for a 4.0% Federal excise tax on undistributed income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions of the federal income tax laws which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.


NOTES TO FINANCIAL STATEMENTS
-----------------------------
(Unaudited)


         D) Federal Income Taxes

Net realized gains or losses may differ for financial and tax reporting purposes for the Fund primarily as a result of losses from wash sales which are not recognized for tax purposes until the corresponding shares are sold.

         E) Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 - Agreements and Other Transactions with Affiliates

Under a plan adopted by the Fund's Board of Trustees pursant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays Unified Management Corporation a shareholder servicing and distribution fee at the annual rate of 0.25% of the average daily net assets of the Fund. Such fee will be used in its entirety by Unified Management Corporation to make payments for administration, shareholder services and distribution assistance, including, but not limited to: (i)
compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (ii) compensation to Service Organization for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to Unified Management Corporation under the Plan are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from Unified Management Corporation under the Plan.

The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and the Manager and subject to the authority of the Board of Trustees, the Manager manages the Fund's investments and is responsible for the overall management of the business affairs of the Fund. The Manager continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Fund is authorized to pay the Manager a monthly fee equal to an annual average rate of 1.50% of its average daily net assets, minus the amount by which the Fund's total expenses (excluding brokerage, taxes, interest and extraordinary expenses) exceeds 2.40%. The Manager has undertaken, until such time as it gives investors 60 days notice to the contrary, to waive it's investment advisory fee to the extent Total Fund Operating Expenses (excluding brokerage, taxes, interest and extraordinary expenses) exceed 2.40%. At June 30, 2000 the Manager owed the Fund $13,137 in net reimbursement.

Note 4- Investment Transactions

For the six months ended June 30,  2000,  purchases  and sales of of  investment
securities,   excluding  short-term  investments,  were  $262,119  and  $287,796 respectively.


NOTES TO FINANCIAL STATEMENTS
-----------------------------
(Unaudited)


Note 5- Unrealized Appreciation (Depreciation)

At  June  30,  2000,   the   composition   of  gross   unrealized   appreciation
(depreciation) of investment securities is as follows:

                               Appreciation     Depreciation    Net Appreciation

The Labrador Mutual Fund        $ 716,515         ($82,806)         $ 633,709

Note 6- Shares of Beneficial Interest

The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At June 30, 2000, Labrador Investment Adviser and its affiliates owned 2,167 shares of the Fund.